MARCH  31,  2000

SEMI-ANNUAL

REPORT

CALVERT  INCOME  FUND

TABLE
OF
CONTENTS
PRESIDENT'S  LETTER
1
PORTFOLIO
MANAGER  REMARKS
2
SCHEDULE
OF  INVESTMENTS
4
STATEMENT
OF  ASSETS  AND  LIABILITIES
6
STATEMENT
OF  OPERATIONS
7
STATEMENTS
OF  CHANGES  IN
NET  ASSETS
8
NOTES  TO
FINANCIAL  STATEMENTS
10
FINANCIAL  HIGHLIGHTS
14

DEAR  SHAREHOLDERS:
IN A QUARTER WHERE FEARS OVER A DISRUPTING Y2K BUG SUBSIDED JUST DAYS INTO THE START OF THE NEW YEAR, THE SPECTER OF INCREASED MARKET VOLATILITY TOOK EVEN GREATER SUBSTANCE - WITH LARGE UPWARD SWINGS ONE DAY - ESPECIALLY IN THE TECHNOLOGY-LADEN NASDAQ - FOLLOWED BY DROPS OF 100 (OR EVEN 487) POINTS, THE NEXT.
AT  THE  SAME  TIME  THE  FEDERAL RESERVE, FRETTING OVER AN OVERHEATING ECONOMY,
CONTINUED  TO  PUSH  UP  SHORT-TERM  INTEREST  RATES.
AS IN PAST QUARTERS, YOU COULD PICK THE TOP PERFORMERS BY CAPITALIZATION RANGE AND INDUSTRY GROUP. JUST AS TECHNOLOGY AND BIOTECH PLAYS FUELED MUCH OF THE ADVANCE EARLIER IN THE QUARTER, THE INITIAL MICROSOFT JUDGMENT, ALONG WITH WORDS OF WARNING FROM PRESIDENT BILL CLINTON AND BRITISH PRIME MINISTER TONY BLAIR OVER GENETIC RESEARCH PROPERTY RIGHTS, SIGNALED A SHARP DECLINE IN BOTH "NEW ECONOMY" SECTORS. AND ALL THIS DURING A QUARTER WHEN, ON MARCH 16, THE DOW JONES INDUSTRIAL AVERAGE POSTED A 499-POINT GAIN!
MARKET VOLATILITY - IF NOT DOWNRIGHT TURMOIL - IS, WE BELIEVE, A CURRENT CONDITION, NOT A CONSTANT. STILL, THIS CHALLENGING ENVIRONMENT UNDERSCORES THE VALUE OF PROFESSIONAL MONEY MANAGEMENT. REMEMBER TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBJECTIVES AND TOLERANCE FOR RISK. REEVALUATE YOUR ASSET ALLOCATION TO BE SURE YOU ARE POSITIONED AT A COMFORTABLE LEVEL. IF YOU THINK CHANGE IS IN ORDER, YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT KEEP YOU ON TRACK TO MEET YOUR LONG-TERM FINANCIAL OBJECTIVES WITHOUT EXPOSING YOU TO UNDUE LEVELS OF RISK.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.


SINCERELY,
BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
APRIL  28,  2000

PORTFOLIO  STATISTICS
MARCH  31,  2000
INVESTMENT  PERFORMANCE
                                                   6  MONTHS       12  MONTHS
                                                      ENDED             ENDED
                                                     3/31/00          3/31/00
CLASS  A                                                4.14%           7.52%
CLASS  B                                                3.46%             N/A
CLASS  I                                                4.30%           7.94%
LEHMAN  AGGREGATE
BOND  INDEX  TR                                         2.08%           1.87%
LIPPER  CORPORATE
DEBT  FUNDS
BBB-RATED  AVERAGE                                      1.88%           0.57%
MATURITY  SCHEDULE
                                                        WEIGHTED  AVERAGE
                                                     3/31/00          9/30/99
                                                   15  YEARS        19  YEARS
SEC  YIELDS
                                                         30  DAYS  ENDED
                                                     3/31/00          9/30/99
CLASS  A                                                6.87%           6.41%
CLASS  B                                                5.99%           5.12%
CLASS  I                                                7.64%           7.22%
PORTFOLIO  QUALITY  STRUCTURE

AAA                                                                       16%
AA                                                                          -
A                                                                         23%
BBB                                                                       40%
BB                                                                         9%
B                                                                          2%
NR                                                                          -
CASH  &  CASH  EQUIVALENTS                                                10%
                                                                         100%

INVESTMENT  PERFORMANCE  DOES  NOT  REFLECT  THE
DEDUCTION  OF  ANY  FRONT-END  SALES  CHARGE.
TR  REPRESENTS  TOTAL  RETURN.

SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.

NR: OBLIGATION IS NOT RATED BY A COMMERCIAL CREDIT RATING SERVICE, SUCH AS MOODY'S INVESTORS SERVICES, INC., OR STANDARD & POOR'S CORPORATION; OBLIGATION HAS BEEN DETERMINED TO BE OF APPROPRIATE QUALITY FOR THE PORTFOLIO BY CALVERT ASSET MANAGEMENT COMPANY, INC., THE INVESTMENT ADVISOR.

GREG  HABEEB
OF  CALVERT  ASSET  MANAGEMENT  COMPANY
HOW  DID  THE  FUND  PERFORM  RELATIVE  TO  ITS  PEER  GROUP?
THE INCOME FUND'S CLASS A SHARES RETURNED 4.14% FOR THE SIX MONTHS ENDED MARCH 31, 2000, CONTINUING TO OUTPERFORM ALL ITS MAJOR BENCHMARKS INCLUDING THE LIPPER BBB CORPORATE INDEX AT 1.88% AND THE LEHMAN AGGREGATE BOND INDEX AT 2.08% - AS IT HAD DONE OVER ALL SIGNIFICANT PERIODS INCLUDING 1, 3, AND 5-YEARS. WHAT WERE THE DRIVING FORCES IN THE CREDIT MARKETS?
THE LAST QUARTER OF 1999 WAS CHARACTERIZED BY DECLINING TREASURY BOND PRICES AS FEARS OF Y2K RESULTED IN A DEARTH OF BUYERS OF FIXED INCOME PRODUCT. BUYING OF NON-TREASURIES COMMENCED AT THE BEGINNING OF THE NEW MILLENNIUM AS ACTIVITY PICKED UP IN THE MONTH OF JANUARY.
A MAJOR EVENT OCCURRED AT THE END OF JANUARY THAT HAS CAUSED TREMENDOUS DISORDER IN THE FIXED INCOME MARKETS. THE U.S. TREASURY ANNOUNCED A TREASURY BUY-BACK PROGRAM THAT WOULD BE CHARACTERIZED BY REGULAR PURCHASES OF GOVERNMENT BONDS BY THE TREASURY AND SMALLER BOND AUCTIONS. THIS RESULTED IN A STARTLING RUN OF TREASURIES WHERE TREASURY YIELDS DROPPED BETWEEN 50 TO 100 BASIS POINTS IN SHORT ORDER. IN LIEU OF A FED THAT HAS MADE IT CLEAR THAT IT INTENDS TO RAISE INTEREST RATES TO "COOL OFF" A ROBUST ECONOMY, THIS RALLY WAS UNEXPECTED. UNFORTUNATELY OTHER SECTORS OF THE FIXED INCOME MARKET (CORPORATES, MORTGAGES, ASSET-BACKED, AGENCIES, ETC.) DID NOT PARTICIPATE IN

THIS RALLY AND THUS SIGNIFICANTLY UNDERPERFORMED THE TREASURY MARKETS. NON-TREASURIES CHEAPENED TO LEVELS NOT EVEN SEEN IN THE WORST OF THE WORLD CRISIS OF 1998 WHEN THE WORLD WAS FUNDAMENTALLY IN MUCH WORSE SHAPE THAN IT IS NOW. IN FACT, WORLD ECONOMIES IN GENERAL ARE CONSIDERED QUITE STRONG AS A GROUP. WHAT WAS YOUR STRATEGY?
OUR STRATEGY HAS NOT VARIED. WE ARE OVERALLOCATED IN NON-TREASURIES, AND UNDERALLOCATED IN HIGH YIELD BONDS AND MORTGAGES. BECAUSE OF THE WEAKENING OF NON-TREASURIES OUR PERFORMANCE HAS SUFFERED RECENTLY AS EVEN THE HIGHEST QUALITY CREDITS SUCH AS AGENCIES HAVE HAD SEVERE DECLINES IN PRICES RELATIVE TO TREASURY BONDS.
WHAT  SHOULD  INVESTORS  EXPECT  IN  THE  COMING  MONTHS?
WE WOULD EXPECT THE CONTINUING TURMOIL IN THE FIXED INCOME MARKETS TO END OVER THE NEXT SIX MONTHS, PERHAPS AFTER THE PRESIDENTIAL ELECTION, HOPEFULLY SOONER. GENERALLY, SUCH DISTURBANCES AS THIS DON'T LAST LONG, AND WE WOULD EXPECT EQUILIBRIUM TO ENTER INTO THE FIXED INCOME MARKETS BY THE END OF SUMMER. APRIL 28, 2000

PORTFOLIO  STATISTICS
MARCH  31,  2000

AVERAGE  ANNUAL  TOTAL  RETURNS

                                                             CLASS  A  SHARES
ONE  YEAR                                                               3.50%
FIVE  YEAR                                                              8.95%
TEN  YEAR                                                               8.62%
SINCE  INCEPTION                                                        9.76%
(10/12/82)





                                                             CLASS  I  SHARES
ONE  YEAR                                                               7.94%
SINCE  INCEPTION                                                        9.37%
(3/1/99)

PERFORMANCE  COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT. (SOURCE: LIPPER ANALYTICAL SERVICES, INC.)

[INSERT  LINE  GRAPH  HERE]

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF THE FUND'S CLASS A MAXIMUM FRONT-END SALES CHARGE OF 3.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX USED FOR COMPARISON. THE VALUE OF AN INVESTMENT IN CLASS A SHARES IS PLOTTED IN THE LINE GRAPH. THE VALUE OF AN INVESTMENT IN ANOTHER CLASS OF SHARES WOULD BE DIFFERENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

SCHEDULE  OF  INVESTMENTS
MARCH  31,  2000

                                                        PRINCIPAL
DEBT  SECURITIES  -  97.8%                               AMOUNT         VALUE
CORPORATE  BONDS  -  79.2%
ABBEY  NATIONAL  PLC,  8.963%,  12/29/49            $10,750,000   $10,945,016
ACE  CAPITAL  TRUST  II,  9.70%,  4/1/30             13,500,000    13,607,865
ATLANTIC  METHANOL,  8.95%,  12/15/04                    3,550,000     3,528,345
ATLANTIC  MUTUAL  INSURANCE  CO., 8.15%, 2/15/28         2,500,000     1,850,450
BCI  US  FUNDING  TRUST  I,  8.01%,  12/29/49           3,000,000     2,730,852
BANK  OF  OKLAHOMA  NA,  7.125%,  8/15/07             2,000,000     1,853,920
BANK  UNITED  CORP,  8.00%,  3/15/09                  1,795,000     1,629,358
BLYTH  INDUSTRIES,  INC.,  7.90%, 10/1/09                3,000,000     2,873,760
BOMBARDIER  CAPITAL  MORTGAGE  SECURITIES,  8.29%,  6/15/30
                                                      5,000,000     5,136,400
CREDIT-BASED  ASSET  SERVING  AND  SECURITIES,  LTD.,  8.20%,  9/25/30
                                                      1,000,000       933,200
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.,  6.375%,  4/15/02
                                                      4,688,000     4,389,140
CONSECO  FINANCIAL  TRUST  II,  8.70%,  11/15/26       2,000,000     1,540,220
CONSECO,  INC.:
     6.80%,  6/15/05                                 14,725,000    13,323,474
     9.00%,  10/15/06                                 2,000,000     1,963,600
COVAD  COMMERCIAL  GROUP,  12.00%,  2/15/10           2,000,000     1,760,000
COX  COMMUNICATIONS,  INC.,  7.75%,  8/15/06          5,000,000     4,977,550
COX  ENTERPRISES,  INC.,  8.00%,  2/15/07            13,500,000    13,545,765
CRESCENT  REAL  ESTATE  EQUITIES,  7.50%,  9/15/07       2,500,000     2,051,050
DILLARDS  INC.,  6.39%,  8/1/13                         500,000       461,205
ERAC  USA  FINANCE  CO.,  7.95%,  12/15/09            3,000,000     2,964,360
EVEREST  REINSURANCE  HOLDINGS,  INC., 8.75%, 3/15/10    4,000,000     4,066,840
FINOVA  CAPITAL  CORP,  6.125%,  3/15/04              5,000,000     4,618,600
GOLDEN  STATE  HOLDINGS:
     7.00%,  8/1/03                                   5,610,000     5,170,288
     7.125%,  8/1/03                                  4,000,000     3,579,120
GREENPOINT  CAPITAL  TRUST  I,  9.10%,  6/1/27        1,000,000       918,250
HSB  CAPITAL  TRUST  I,  6.95%,  7/15/27              3,000,000     2,737,050
IMPERIAL  BANK,  8.50%,  4/1/09                       2,000,000     1,887,140
INTERPOOL  CAPITALTRUST,  9.875%,  2/15/27            1,500,000     1,147,215
LILLY  DEL  MAR  INC,  7.717%,  8/1/29                1,000,000       989,584
LIMESTONE  ELECTRON  TRUST,  8.625%,  3/15/03         2,000,000     2,009,520
LUBERMENS  MUTUAL  CASUALTY  INSURANCE  CO.,  8.30%,  12/1/37
                                                      1,575,000     1,395,371
MARK  IV  INDUSTRIES,  INC.,  7.50%,  9/1/07          1,000,000       918,690
MARKEL  CAPITAL  TRUST  I,  8.71%,  1/1/46            5,660,000     4,713,478
NORDBANKEN  AB,  8.95%,  11/29/49                     3,000,000     3,033,489
NORTHWEST  AIRLINES  TRUST,  9.485%,  4/1/15          4,000,000     4,041,760
OSPREY  TRUST  OSPREY,  INC.,  8.31%,  1/15/03        4,000,000     3,999,720
PENNSYLVANIA  POWER  AND  LIGHT,  7.15%,  6/25/09       1,500,000     1,458,795
PSEG  ENERGY  HOLDINGS,  10.00%,  10/1/09             3,000,000     3,173,760
PEPCO  ENERGY  TRANSITION  TRUST,  6.13%,  3/1/09     1,000,000       920,320
RIGGS  CAPITAL  TRUST,  8.625%,  12/31/26             4,750,000     4,233,343
ROYAL  BANK  OF  SCOTLAND GROUP PLC, 9.118%, 10/15/29   15,500,000    15,954,227
SKANDINAVISKA  ENSKILDA  BANKEN,  7.50%,  3/29/49       2,320,000     2,104,873
SOVEREIGN  BANCORP,  INC.,  10.50%,  11/15/06         3,000,000     3,061,560
SWEDBANK,  9.00%,  3/17/49                            7,500,000     7,536,495
TYCO  INTERNATIONAL  GROUP,  6.375%,  6/15/05         3,000,000     2,827,380
UNION  BANK  NORWAY,  7.35%,  12/31/49                7,000,000     6,762,000

                                                        PRINCIPAL
DEBT  SECURITIES  -  CONT'D                              AMOUNT         VALUE
CORPORATE  BONDS  -  CONT'D
UNITED  DOMINION  REALTY  TRUST, 8.625%, 3/15/03        $2,000,000    $1,992,040
WESTERN  RESOURCES,  INC.,  6.25%,  8/15/03           4,000,000     3,313,120
XEROX  CAPITAL  TRUST  I,  8.00%,  2/1/27             8,705,000     7,969,428

          TOTAL  CORPORATE  BONDS  (COST  $198,302,571)            198,598,986

MORTGAGE  SECURITIES  -  0.0%
GOVERNMENT  NATIONAL  MORTGAGE  ASSOCIATION,  POOL  137518,
     11.00%,  10/15/15                                    1,016         1,115

          TOTAL  MORTGAGE  SECURITIES  (COST  $1,052)                   1,115

MUNICIPAL  BONDS  -  0.9%
CHICKASAW  NATION  OKLAHOMA  CERTIFICATE  OF  PARTICIPATION,
     10.00%,  8/1/03  *                                  71,219        67,658
PHILADELPHIA  PA  IDA  REVENUE BONDS, 6.488%, 6/15/04    2,418,178     2,341,205

          TOTAL  MUNICIPAL  BONDS  (COST  $2,422,973)               2,408,863

U.S.TREASURY  -  5.9%.
U.S.  TREASURY  NOTES:
     5.875%,  11/15/04                                4,000,000     3,927,800
     6.25%,  2/15/07                                  1,000,000       998,100
     6.50%,  2/15/10                                  9,500,000     9,830,315

          TOTAL  U.S.  TREASURY  (COST  $14,703,001)               14,756,215

REPURCHASES  AGREEMENTS  -  11.8%
DONALDSON,  LUFKIN  &  JENRETTE:  6.15%,  DATED  3/31/00,  DUE  4/3/00
    (COLLATERAL:  $30,151,230  FHLMC,  6.34%, 5/31/00)  29,600,000    29,600,000

          TOTAL  REPURCHASES  AGREEMENTS  (COST  $29,600,000)      29,600,000

          TOTAL  DEBT  SECURITIES  (COST  $245,029,597)            245,365,179


EQUITY  SECURITIES  -  1.4%     SHARES
PREFERRED  STOCKS  -  1.4%
FIRST  REPUBLIC  PREFERRED  CAPITAL  CORP,  10.50%        3,000     2,790,000
HIGHWOOD  PROPERTIES,  INC.,  SERIES A, PREFERRED, 8.625%    1,055       719,711

          TOTAL  EQUITY  SECURITIES  (COST  $4,076,370)             3,509,711

               TOTAL  INVESTMENTS  (COST  $249,105,967) - 99.2%      248,874,890
               OTHER  ASSETS  AND  LIABILITIES,  NET - 0.8%            1,933,077
               NET  ASSETS  -  100%                              $250,807,967

*  THIS  SECURITY  WAS  VALUED  BY  THE  BOARD  OF  TRUSTEES.  SEE  NOTE  A.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  ASSETS  AND  LIABILITIES
MARCH  31,  2000

ASSETS                                                                  VALUE
INVESTMENTS  IN  SECURITIES,  AT  VALUE                          $248,874,890
CASH                                                                    6,000
RECEIVABLE  FOR  SECURITIES  SOLD                                   6,017,898
RECEIVABLE  FOR  SHARES  SOLD                                      17,595,489
INTEREST  AND  DIVIDENDS  RECEIVABLE                                3,246,546
OTHER  ASSETS                                                          32,744
     TOTAL  ASSETS                                                275,773,567

LIABILITIES
PAYABLE  TO  BANK                                                     308,893
PAYABLE  FOR  SECURITIES  PURCHASED                                24,044,493
PAYABLE  FOR  SHARES  REDEEMED                                        316,265
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  CO.,  INC.                   133,658
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                55,013
PAYABLE  TO  CALVERT  SHAREHOLDERS  SERVICES,  INC.                     6,608
PAYABLE  TO  CALVERT  DISTRIBUTORS,  INC.                              34,178
PAYABLE  FOR  SECURITIES  SOLD  SHORT                                     434
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                             66,058
     TOTAL  LIABILITIES                                            24,965,600
          NET  ASSETS                                            $250,807,967

NET  ASSETS  CONSIST  OF:
PAID  IN  CAPITAL  APPLICABLE  TO  THE  FOLLOWING SHARES OF BENEFICIAL INTEREST,
     UNLIMITED  NUMBER  OF  NO  PAR  SHARES  AUTHORIZED:
     CLASS  A:  13,682,380  SHARES  OUTSTANDING                  $231,477,540
     CLASS  B:  661,395  SHARES  OUTSTANDING                       11,188,715
     CLASS  I:  440,649  SHARES  OUTSTANDING                        7,463,582
UNDISTRIBUTED  NET  INVESTMENT  INCOME                                 81,529
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS             827,678
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS       (231,077)

     NET  ASSETS                                                 $250,807,967

NET  ASSET  VALUE  PER  SHARE
CLASS  A  (BASED  ON  NET  ASSETS  $232,126,758)                       $16.97
CLASS  B  (BASED  ON  NET  ASSETS  $11,217,428)                        $16.96
CLASS  I  (BASED  ON  NET  ASSETS  $7,463,781)                         $16.94

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  MARCH  31,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                              $6,080,774
     DIVIDEND  INCOME                                                 201,811
          TOTAL  INVESTMENT  INCOME                                 6,282,585

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                        307,999
     ADMINISTRATIVE  FEES                                             220,492
     TRANSFER  AGENCY  FEES  AND  EXPENSES                            139,011
     DISTRIBUTION  PLAN  EXPENSES:
          CLASS  A                                                    106,664
          CLASS  B                                                     24,809
     TRUSTEES'  FEES  AND  EXPENSES                                     9,993
     CUSTODIAN  FEES                                                   41,192
     REGISTRATION  FEES                                                47,206
     REPORTS  TO  SHAREHOLDERS                                         18,590
     PROFESSIONAL  FEES                                                10,032
     ACCOUNTING  FEES                                                  24,020
     MISCELLANEOUS                                                      3,169
          TOTAL  EXPENSES                                             953,177
          REIMBURSEMENT  FROM  ADVISOR:
               CLASS  I                                               (5,679)
          FEES  PAID  INDIRECTLY                                     (22,439)
               NET  EXPENSES                                          925,059
                    NET  INVESTMENT  INCOME                         5,357,526

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN                                                 1,103,265
CHANGE  IN  UNREALIZED  APPRECIATION  (DEPRECIATION)                  790,377

                    NET  REALIZED  AND  UNREALIZED  GAIN
                    (LOSS)  ON  INVESTMENTS                         1,893,642

                    INCREASE  (DECREASE)  IN  NET  ASSETS
                    RESULTING  FROM  OPERATIONS                    $7,251,168

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                 SIX  MONTHS
                                                      ENDED       YEAR  ENDED
                                                    MARCH  31,   SEPTEMBER  30,
INCREASE  (DECREASE)  IN  NET  ASSETS                  2000           1999
OPERATIONS:
     NET  INVESTMENT  INCOME                       $5,357,526      $3,473,725
     NET  REALIZED  GAIN  (LOSS)                    1,103,265       3,031,934
     CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                                      790,377     (1,125,125)

     INCREASE  (DECREASE)  IN  NET  ASSETS
     RESULTING  FROM  OPERATIONS                    7,251,168       5,380,534

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME:
          CLASS  A  SHARES                         (4,924,808)    (3,366,927)
          CLASS  B  SHARES                           (146,614)        (5,526)
          CLASS  I  SHARES                           (236,373)      (104,476)
     NET  REALIZED  GAIN:
          CLASS  A  SHARES                         (1,859,284)    (2,096,000)
          CLASS  B  SHARES                            (64,644)              -
          CLASS  I  SHARES                            (97,419)              -
     TOTAL  DISTRIBUTIONS                          (7,329,142)    (5,572,929)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  A  SHARES                        155,246,130      61,186,513
          CLASS  B  SHARES                          9,889,068       1,231,561
          CLASS  I  SHARES                          1,156,146       6,555,652
     REINVESTMENT  OF  DISTRIBUTIONS:
          CLASS  A  SHARES                          5,497,913       4,576,723
          CLASS  B  SHARES                            179,917           4,841
          CLASS  I  SHARES                            332,793         104,476
     SHARES  REDEEMED:
          CLASS  A  SHARES                        (20,317,319)   (15,371,155)
          CLASS  B  SHARES                           (105,952)       (10,720)
          CLASS  I  SHARES                           (429,204)      (256,281)
     TOTAL  CAPITAL  SHARE  TRANSACTIONS          151,449,492      58,021,610

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS      151,371,518      57,829,215

NET  ASSETS
BEGINNING  OF  PERIOD                              99,436,449      41,607,234
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $81,529  AND  $31,798,  RESPECTIVELY.)
                                                 $250,807,967     $99,436,449

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   SIX  MONTHS
                                                      ENDED       YEAR  ENDED
                                                    MARCH  31,   SEPTEMBER  30,
CAPITAL  SHARE  ACTIVITY                             2000          1999
SHARES  SOLD:
     CLASS  A  SHARES                               9,187,775       3,580,320
     CLASS  B  SHARES                                 584,793          72,520
     CLASS  I  SHARES                                  68,554         386,659
REINVESTMENT  OF  DISTRIBUTIONS:
     CLASS  A  SHARES                                 326,624         271,265
     CLASS  B  SHARES                                  10,699             283
     CLASS  I  SHARES                                  19,792           6,120
SHARES  REDEEMED:
     CLASS  A  SHARES                              (1,203,520)      (902,773)
     CLASS  B  SHARES                                  (6,272)          (628)
     CLASS  I  SHARES                                 (25,377)       (15,099)
TOTAL  CAPITAL  SHARE  ACTIVITY                     8,963,068       3,398,667


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALVERT INCOME FUND (THE "FUND"), A SERIES OF THE CALVERT FUND, IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A NON-DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES ARE ACCOUNTED FOR SEPARATELY. THE FUND OFFERS THREE CLASSES OF SHARES OF BENEFICIAL INTEREST. CLASS A SHARES ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 3.75%. CLASS B SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE AT THE TIME OF REDEMPTION, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES. CLASS B SHARES HAVE A HIGHER LEVEL OF EXPENSES THAN CLASS A SHARES. CLASS I SHARES REQUIRE A MINIMUM ACCOUNT BALANCE OF $1,000,000. CLASS I SHARES HAVE NO FRONT-END SALES CHARGE AND HAVE A LOWER EXPENSE RATIO THAN CLASS A SHARES. EACH CLASS HAS DIFFERENT: (A) DIVIDEND RATES DUE TO DIFFERENCES IN DISTRIBUTION PLAN EXPENSES AND OTHER CLASS SPECIFIC EXPENSES, (B) EXCHANGE PRIVILEGES AND (C) CLASS SPECIFIC VOTING RIGHTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.
IN DETERMINING FAIR VALUE, THE BOARD CONSIDERS ALL RELEVANT QUALITATIVE AND QUANTITATIVE INFORMATION AVAILABLE. THESE FACTORS ARE SUBJECT TO CHANGE OVER TIME AND ARE REVIEWED PERIODICALLY. THE VALUES ASSIGNED TO FAIR VALUE INVESTMENTS ARE BASED ON AVAILABLE INFORMATION AND DO NOT NECESSARILY REPRESENT AMOUNTS THAT MIGHT ULTIMATELY BE REALIZED, SINCE SUCH AMOUNTS DEPEND ON FUTURE DEVELOPMENTS INHERENT IN LONG-TERM INVESTMENTS. FURTHER, BECAUSE OF THE INHERENT UNCERTAINTY OF VALUATION, THOSE ESTIMATED VALUES MAY DIFFER SIGNIFICANTLY FORM THE VALUES THAT WOULD HAVE BEEN USED HAD A READY MARKET OF THE INVESTMENTS EXISTED, AND THE DIFFERENCES COULD BE MATERIAL.
AT MARCH 31, 2000, $67,658, OR .03% OF NET ASSETS, WERE VALUED BY THE BOARD OF TRUSTEES.
REPURCHASE  AGREEMENTS:  THE  FUND  MAY  ENTER  INTO  REPURCHASE AGREEMENTS WITH
RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
OPTIONS: THE FUND MAY WRITE OR PURCHASE OPTION SECURITIES. THE OPTION PREMIUM IS THE BASIS FOR RECOGNITION OF UNREALIZED OR REALIZED GAIN OR LOSS ON THE OPTION. THE COST OF SECURITIES ACQUIRED OR THE PROCEEDS FROM SECURITIES SOLD THROUGH THE EXERCISE OF THE OPTION IS

ADJUSTED BY THE AMOUNT OF THE PREMIUM. RISKS FROM WRITING OR PURCHASING OPTION SECURITIES ARISE FROM POSSIBLE ILLIQUIDITY OF THE OPTIONS MARKET AND THE
MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES. THE RISK ASSOCIATED WITH PURCHASING OPTIONS IS LIMITED TO THE PREMIUM ORIGINALLY PAID. FUTURES CONTRACTS: THE FUND MAY ENTER INTO FUTURES CONTRACTS AGREEING TO BUY OR SELL
A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE FUND MAINTAINS SECURITIES WITH
A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH
OR SECURITIES ARE MADE UPON ENTERING IN FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE
CHANGE IN MARKET VALUE. RISKS OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES.
SHORT SALES: THE FUND MAY USE SHORT SALES OF U.S. TREASURY SECURITIES FOR THE LIMITED PURPOSE OF HEDGING THE FUND'S DURATION. ANY SHORT SALES WILL BE COVERED WITH AN EQUIVALENT AMOUNT OF HIGH QUALITY, LIQUID SECURITIES IN A SEGREGATED ACCOUNT AT THE FUND'S CUSTODIAN.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE FUND IS INFORMED OF THE EX-DIVIDEND DATE. INVESTMENT INCOME AND REALIZED AND UNREALIZED GAINS AND LOSSES ARE ALLOCATED TO SEPARATE CLASSES OF SHARES BASED UPON THE RELATIVE NET ASSETS OF EACH CLASS. EXPENSES ARISING IN CONNECTION WITH A CLASS ARE CHARGED DIRECTLY TO THAT CLASS. EXPENSES COMMON TO THE CLASSES ARE ALLOCATED TO EACH CLASS IN PROPORTION TO THEIR RELATIVE NET ASSETS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO
REFLECT  INCOME  AND  GAINS  AVAILABLE  FOR  DISTRIBUTION  UNDER  INCOME  TAX
REGULATIONS.
ESTIMATES: THE PREPARATION OF THE FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNT OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTED PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.

NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED TRUSTEES OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON AN ANNUAL RATE OF
 .40%  OF  THE  FUND'S  AVERAGE  DAILY  NET  ASSETS.
THE ADVISOR CONTRACTUALLY REIMBURSED THE FUND FOR EXPENSES OF $5,679. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE, PAYABLE MONTHLY. CLASS A AND CLASS B SHARES PAY AN ANNUAL RATE OF .30% AND CLASS I SHARES PAY AN ANNUAL RATE OF .10%, BASED ON THEIR AVERAGE DAILY NET ASSETS.
CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS A AND CLASS B SHARES, ALLOW THE PORTFOLIOS TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH THE DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED .50%, AND 1.0% ANNUALLY OF THE FUND'S AVERAGE DAILY NET ASSETS OF CLASS A AND CLASS B, RESPECTIVELY. CLASS I DOES NOT HAVE DISTRIBUTION PLAN EXPENSES. THE DISTRIBUTOR RECEIVED $189,991 AS ITS PORTION OF THE COMMISSIONS CHARGED ON SALES OF THE FUND'S SHARES.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $29,006 FOR THE SIX MONTHS ENDED MARCH 31, 2000. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH TRUSTEE OF THE FUND WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEE'S FEES ARE ALLOCATED TO EACH OF THE FUNDS IN THE SERIES SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM AND U.S. GOVERNMENT SECURITIES, WERE $2,079,217,552 AND $1,941,046,767,
RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT MARCH 31, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED DEPRECIATION
AGGREGATED       $231,077, OF WHICH $2,060,429 RELATED TO APPRECIATED SECURITIES
AND  $2,291,506  RELATED  TO  DEPRECIATED  SECURITIES.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS  RATE  PLUS  .50%  PER  ANNUM.  A  COMMITMENT  FEE  OF  .10%  PER

ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT MARCH 31, 2000.

FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                      MARCH  31,  SEPTEMBER  30,  SEPTEMBER  30,
CLASS  A  SHARES                        2000         1999           1998
NET  ASSET  VALUE,  BEGINNING          $17.08          $17.17          $17.20
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .55             .99            1.02
NET  REALIZED  AND  UNREALIZED GAIN (LOSS)   .14             .74             .61
      TOTAL  FROM  INVESTMENT  OPERATIONS    .69            1.73            1.63
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.55)           (.99)         (1.01)
     NET  REALIZED  GAIN                 (.25)           (.83)          (.65)
          TOTAL  DISTRIBUTIONS           (.80)          (1.82)         (1.66)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                         (.11)           (.09)          (.03)
NET  ASSET  VALUE,  ENDING             $16.97          $17.08          $17.17

TOTAL  RETURN*                           4.14%          10.68%          9.92%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             6.97%  (A)       6.01%          5.96%
     TOTAL  EXPENSES                     1.21%  (A)       1.32%          1.43%
     EXPENSES  BEFORE  OFFSETS           1.21%  (A)       1.32%          1.43%
     NET  EXPENSES                       1.18%  (A)       1.23%          1.36%
PORTFOLIO  TURNOVER                     1,352%          3,454%         3,461%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $232,055        $91,764         $41,607


                                                 YEARS  ENDED
                                  SEPTEMBER  30,  SEPTEMBER  30,  SEPTEMBER  30,
CLASS  A  SHARES                    1997           1996           1995
NET  ASSET  VALUE,  BEGINNING            $16.47         $16.82         $15.68
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME               1.02           1.01           1.11
   NET  REALIZED  AND  UNREALIZED GAIN (LOSS)  .74           (.32)          1.14
        TOTAL  FROM  INVESTMENT  OPERATIONS   1.76            .69           2.25
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME              (1.02)         (1.01)        (1.11)
     IN  EXCESS  OF  NET  REALIZED  GAIN   (.01)          (.03)             -
     NET  REALIZED  GAIN                                    --              -
          TOTAL  DISTRIBUTIONS            (1.03)         (1.04)        (1.11)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                            .73           (.35)          1.14
NET  ASSET  VALUE,  ENDING               $17.20         $16.47         $16.82

TOTAL  RETURN*                            11.03%          4.21%        14.90%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME               6.04%          6.02%         6.89%
     TOTAL  EXPENSES                       1.33%          1.26%         1.26%
     EXPENSES  BEFORE  OFFSETS             1.33%          1.26%         1.26%
     NET  EXPENSES                         1.26%          1.23%         1.23%
PORTFOLIO  TURNOVER                       2,961%           153%          135%
NET  ASSETS,  ENDING  (IN  THOUSANDS)   $39,302        $44,431        $42,637

FINANCIAL  HIGHLIGHTS

                                                         PERIODS  ENDED
                                                     MARCH  31,  SEPTEMBER  30,
CLASS  B  SHARES                                          2000       1999  ^^
NET  ASSET  VALUE,  BEGINNING                           $17.06         $17.02
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                               .45            .13
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)          .13            .05
          TOTAL  FROM  INVESTMENT  OPERATIONS              .58            .18
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                              (.43)         (.14)
     NET  REALIZED  GAIN                                  (.25)             -
          TOTAL  DISTRIBUTIONS                            (.68)         (.14)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE        (.10)           .04
NET  ASSET  VALUE,  ENDING                              $16.96         $17.06

TOTAL  RETURN*                                            3.46%         1.06%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                             6.07%  (A)  5.00%  (A)
     TOTAL  EXPENSES                                     2.37%  (A)  3.74%  (A)
     EXPENSES  BEFORE  OFFSETS                           2.37%  (A)  2.98%  (A)
     NET  EXPENSES                                       2.34%  (A)  2.91%  (A)
PORTFOLIO  TURNOVER                                      1,352%        3,454%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  $11,214         $1,231


                                                         PERIODS  ENDED
                                                     MARCH  31,  SEPTEMBER  30,
CLASS  I  SHARES                                       2000        1999  ^
NET  ASSET  VALUE,  BEGINNING                           $17.06         $16.73
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                               .61            .63
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)          .10            .34
          TOTAL  FROM  INVESTMENT  OPERATIONS              .71            .97
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                              (.58)         (.64)
     NET  REALIZED  GAIN                                  (.25)             -
          TOTAL  DISTRIBUTIONS                            (.83)         (.64)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE        (.12)           .33
NET  ASSET  VALUE,  ENDING                              $16.94         $17.06

TOTAL  RETURN*                                            4.30%         5.83%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                             7.32%  (A)  6.37%  (A)
     TOTAL  EXPENSES                                      .92%  (A)  1.07%  (A)
     EXPENSES  BEFORE  OFFSETS                            .75%  (A)   .81%  (A)
     NET  EXPENSES                                        .72%  (A)   .72%  (A)
PORTFOLIO  TURNOVER                                     1,352%         3,454%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  $7,461          $6,442

(A)     ANNUALIZED
* TOTAL RETURN IS NOT ANNUALIZED AND DOES NOT REFLECT DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.
^     FROM  MARCH  1,  1999  INCEPTION.
^^     FROM  AUGUST  1,  1999,  INCEPTION.

THIS  PAGE  INTENTIONALLY  LEFT  BLANK

CALVERT
INCOME  FUND

TO  OPEN  AN  ACCOUNT
800-368-2748

YIELDS  AND  PRICES
CALVERT  INFORMATION  NETWORK
(24  HOURS,  7  DAYS  A  WEEK)
800-368-2745

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SHAREHOLDERS:  800-368-2745
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BRANCH  OFFICE
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REGISTERED,  CERTIFIED
OR  OVERNIGHT  MAIL
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C/O  NFDS
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WEB  SITE
HTTP://WWW.CALVERT.COM

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000  NORTH
BETHESDA,  MARYLAND  20814

THIS REPORT IS INTENDED TO PROVIDE FUND INFORMATION TO SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
NATIONAL  MUNI.  INTERMEDIATE  PORTFOLIO
CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO
MARYLAND  MUNI.  INTERMEDIATE  PORTFOLIO
VIRGINIA  MUNI.  INTERMEDIATE  PORTFOLIO

TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND







     PRINTED  ON  RECYCLED  PAPER
     USING  SOY-BASED  INKS

MARCH  31,  2000

SEMI-ANNUAL

REPORT

CALVERT  NEW  VISION  SMALL  CAP  FUND

TABLE
OF
CONTENTS
PRESIDENT'S  LETTER
1
SOCIAL  UPDATE
2
PORTFOLIO
MANAGER  REMARKS
3
PORTFOLIO  OF  INVESTMENTS
6
STATEMENT
OF  ASSETS  AND  LIABILITIES
9
STATEMENT
OF  OPERATIONS
10
STATEMENTS
OF  CHANGES  IN
NET  ASSETS
11
NOTES  TO
FINANCIAL  STATEMENTS
12
FINANCIAL  HIGHLIGHTS
16

DEAR  SHAREHOLDERS:
IN A QUARTER WHERE FEARS OVER A DISRUPTING Y2K BUG SUBSIDED JUST DAYS INTO THE START OF THE NEW YEAR, THE SPECTER OF INCREASED MARKET VOLATILITY TOOK EVEN GREATER SUBSTANCE - WITH LARGE UPWARD SWINGS ONE DAY - ESPECIALLY IN THE TECHNOLOGY-LADEN NASDAQ - FOLLOWED BY DROPS OF 100 (OR EVEN 487) POINTS, THE NEXT.
AT  THE  SAME  TIME  THE  FEDERAL RESERVE, FRETTING OVER AN OVERHEATING ECONOMY,
CONTINUED  TO  PUSH  UP  SHORT-TERM  INTEREST  RATES.
AS IN PAST QUARTERS, YOU COULD PICK THE TOP PERFORMERS BY CAPITALIZATION RANGE AND INDUSTRY GROUP. JUST AS TECHNOLOGY AND BIOTECH PLAYS FUELED MUCH OF THE ADVANCE EARLIER IN THE QUARTER, THE INITIAL MICROSOFT JUDGMENT, ALONG WITH WORDS OF WARNING FROM PRESIDENT BILL CLINTON AND BRITISH PRIME MINISTER TONY BLAIR OVER GENETIC RESEARCH PROPERTY RIGHTS, SIGNALED A SHARP DECLINE IN BOTH "NEW ECONOMY" SECTORS. AND ALL THIS DURING A QUARTER WHEN, ON MARCH 16, THE DOW JONES INDUSTRIAL AVERAGE POSTED A 499-POINT GAIN!
MARKET VOLATILITY - IF NOT DOWNRIGHT TURMOIL - IS, WE BELIEVE, A CURRENT CONDITION, NOT A CONSTANT. STILL, THIS CHALLENGING ENVIRONMENT UNDERSCORES THE VALUE OF PROFESSIONAL MONEY MANAGEMENT. REMEMBER TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBJECTIVES AND TOLERANCE FOR RISK. REEVALUATE YOUR ASSET ALLOCATION TO BE SURE YOU ARE POSITIONED AT A COMFORTABLE LEVEL. IF YOU THINK CHANGE IS IN ORDER, YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT KEEP YOU ON TRACK TO MEET YOUR LONG-TERM FINANCIAL OBJECTIVES WITHOUT EXPOSING YOU TO UNDUE LEVELS OF RISK.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.


SINCERELY,
BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
APRIL  28,  2000

SOCIAL
UPDATE

CALVERT-HENDERSON  QUALITY  OF  LIFE  INDICATORS
CALVERT GROUP HAS PUBLISHED CALVERT-HENDERSON QUALITY OF LIFE INDICATORS - THE RESULT OF A RESEARCH PROJECT THAT EXAMINES SOCIETAL TRENDS AND PRESENTS A COMPREHENSIVE PICTURE OF THE OVERALL WELLBEING OF THE NATION.
THE PURPOSE OF THE INDICATORS IS TO EDUCATE THE PUBLIC, BROADEN THE DEBATE ABOUT THE QUALITY OF OUR LIFE, HOLD GOVERNMENT AND BUSINESS ACCOUNTABLE, AND CLARIFY THE IMPACT OF THE MULTIPLE CHOICES WE MAKE IN OUR WORK, LEISURE AND CIVIC LIVES. STATISTICAL DATA, DRAWN FROM 12 AREAS OF THE US ECONOMY, IS USED TO DETERMINE WHETHER WE ARE MAKING PROGRESS OR LOSING GROUND IN AREAS THAT CONTRIBUTE SIGNIFICANTLY TO OUR QUALITY OF LIFE.
CALVERT  HELPS  PROTECT  GRAY  WHALE  BREEDING  GROUND
CALVERT GROUP JOINED FORCES WITH SEVERAL OTHER SOCIAL INVESTMENT COMPANIES TO SUPPORT A CAMPAIGN SPONSORED BY THE INTERNATIONAL FUND FOR ANIMAL WELFARE. THE CAMPAIGN, CALLED "DON'T BUY IT!" WAS TARGETED AT THE MITSUBISHI INTERNATIONAL CORPORATION'S PLANS TO DEVELOP A HUGE SALT WORKS IN LAGUNA SAN IGNACIO THAT WOULD HAVE AFFECTED THE BREEDING GROUNDS OF THE EASTERN PACIFIC GRAY WHALE. CALVERT RECEIVED FAVORABLE PRESS COVERAGE FROM A LOCAL ABC AFFILIATE. SUBSEQUENTLY, MEXICAN PRESIDENT ERNESTO ZEDILLO RESPONDED BY CANCELING PLANS TO PARTNER WITH MITSUBISHI IN BUILDING THE SALT WORKS, STATING THAT THE PRISTINE SITE SHOULD BE PRESERVED FOR FUTURE GENERATIONS.
CALVERT  FOUNDATION  WINS  AWARD
BUSINESS ETHICS MAGAZINE GAVE THE CALVERT FOUNDATION THE "1999 COMMUNITY INVESTMENT" AWARD AS PART OF THEIR ANNUAL SOCIAL INVESTMENT AWARDS. IN PARTICULAR, THE PUBLICATION CITED THE FOUNDATION'S ROLE IN ESTABLISHING THE COMMUNITY INVESTMENT AS A NEW ASSET CLASS.

JAMES
AWAD
OF
AWAD  ASSET  MANAGEMENT
HOW  DID  THE  FUND  PERFORM?
THE CALVERT NEW VISION SMALL CAP FUND'S CLASS A SHARES RETURNED 46.48% FOR THE SIX MONTHS VERSUS THE RUSSELL 2000 INDEX RETURN OF 26.83%.
WE AT AWAD ASSET MANAGEMENT, LIKE OTHER INVESTORS, HAVE HAD TO DEAL WITH THE SURGE IN TECHNOLOGY STOCKS AND WITH THE SPLITTING OF THE EQUITY MARKETS INTO NEW AND OLD ECONOMY MARKETS.
WHAT WERE THE MARKET AND ECONOMIC CONDITIONS THAT SHAPED THE FUND'S PERFORMANCE? CLEARLY, THE PRICE VALUE IS IN THE OLD ECONOMY NON-TECHNOLOGY SECTORS. MANY OF THESE STOCKS HAVE BEEN IN BEAR MARKETS AND ARE AT HISTORIC LOWS IN TERMS OF TRADITIONAL VALUATION MATRICES. MANY ARE ACQUISITION CANDIDATES OR EVEN FINANCIAL LBO CANDIDATES.
ON THE OTHER SIDE OF THE COIN, THE GROWTH PROSPECTS OF THE NEW ECONOMY AND TECHNOLOGY SECTORS ARE SO HIGH AS TO COMMAND RESPECT AND ATTENTION. THE U.S. IS HOME TO WORLD CLASS COMPANIES WITH HIGH GROWTH RATES, SEEMINGLY SUSTAINABLE BRIGHT PROSPECTS, AND PROMISING FINANCIAL CHARACTERISTICS. YET, THE VALUATIONS OF SOME OF THESE COMPANIES ARE STRETCHED BY MOST HISTORICAL MEASURES AND WITH TECHNOLOGY MOVING AND CHANGING QUICKLY, THERE CAN BE BUSINESS MODEL RISK TO COMPANIES THAT DO NOT CONSISTENTLY AND SUCCESSFULLY REMAIN AHEAD OF THE CURVE.

CALVERT  NEW  VISION  SMALL  CAP  FUND  PORTFOLIO  STATISTICS
MARCH  31,  2000
INVESTMENT  PERFORMANCE

                                                        6  MONTHS    12  MONTHS
                                                          ENDED        ENDED
                                                         3/31/00      3/31/00
CLASS  A                                                   46.48%      69.18%
CLASS  B                                                   45.56%      67.07%
CLASS  C                                                   45.85%      67.59%
CLASS  I                                                   47.02%      70.66%
RUSSELL  2000
INDEX  TR                                                  26.83%      37.29%
LIPPER  SMALL-CAP  CORE
FUNDS  AVERAGE                                             36.23%      54.55%

TEN  LARGEST  STOCK  HOLDINGS

                                                              %  OF  NET  ASSETS
RESEARCH  IN  MOTION,  LTD.                                              4.7%
LTX  CORP.                                                               4.5%
INVESTORS  FINANCIAL  SERVICES  CORP.                                    4.1%
PENTON  MEDIA,  INC.                                                     3.7%
SILICONE  STORAGE  TECHNOLOGU,  INC.                                     3.6%
AMERICAN  TOWERCORP.                                                     3.4%
STARTEK,  INC.                                                           3.1%
NOVA  CORP.                                                              3.0%
S3,  INC.                                                                2.6%
HOUGHTON  MIFFLIN  CO.                                                   2.6%
     TOTAL                                                              35.3%
ASSET  ALLOCATION

STOCKS                                                                    86%
BONDS                                                                      1%
CASH  &  CASH  EQUIVALENTS                                                13%
                                                                         100%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.

TR  REPRESENTS  TOTAL  RETURN.

SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.

NEW  SUBADVISOR  ASSUMED  MANAGEMENT  OF  THE  FUND  EFFECTIVE  OCTOBER  1997.

PORTFOLIO  STATISTICS
MARCH  31,  2000
AVERAGE  ANNUAL  TOTAL  RETURNS

                                                               CLASS  A  SHARES
ONE  YEAR                                                              61.17%
SINCE  INCEPTION                                                        7.52%
(1/31/97)


                                                               CLASS  B  SHARES
ONE  YEAR                                                              62.07%
SINCE  INCEPTION                                                        7.44%
(4/1/98)

                                                               CLASS  C  SHARES
ONE  YEAR                                                              66.59%
SINCE  INCEPTION                                                        8.44%
(1/31/97)

                                                               CLASS  I  SHARES
ONE  YEAR                                                              70.66%
SINCE  INCEPTION                                                       56.64%
(3/1/99)

WHAT  IS  YOUR  STRATEGY  FOR  THE  MONTHS  AHEAD?
THE CHOICE IS DIFFICULT: BUY VALUE STOCKS THAT HAVE NO STOCK PRICE MOMENTUM OR SWING WITH THE CROWD INTO TECHNOLOGY AND NEW ECONOMY STOCKS WITH EXCELLENT PROSPECTS AND GOOD STOCK MOMENTUM THAT AT DEBATABLE VALUATIONS.
OUR ANSWER TO THIS DILEMMA HAS BEEN TO NAVIGATE THE MIDDLE GROUND BY USING A BAR-BELLED PORTFOLIO APPROACH. APPROXIMATELY ONE-HALF OF OUR PORTFOLIO IS IN OLD ECONOMY STOCKS THAT HAVE STRONG GROWING EARNINGS, YET WHICH SELL AT COMPELLING VALUATIONS. THE OTHER HALF IS INVESTED CAREFULLY IN NEW ECONOMY STOCKS THAT SELL AT VALUATIONS WE CAN LIVE WITH AND WHICH, BASED ON OUR INTENSIVE PERSONAL
RESEARCH,  WE  BELIEVE,  HAVE  SUSTAINABLE  BUSINESS  MODELS.

PERFORMANCE  COMPARISON
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT. (SOURCE: LIPPER ANALYTICAL SERVICES, INC.)
[INSERT  LINE  GRAPH  HERE]
TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF THE FUND'S MAXIMUM FRONT-END OR DEFERRED SALES CHARGE. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON. THE VALUE OF AN INVESTMENT IN CLASS A & C SHARES IS PLOTTED IN THE LINE GRAPH. THE VALUE OF AN INVESTMENT IN ANOTHER CLASS OF SHARES WOULD BE DIFFERENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GIVEN THAT THE BUILDING BLOCKS OF THE BULL MARKET REMAIN IN PLACE, WE ARE COMFORTABLE WITH OUR BAR-BELL APPROACH.
OF COURSE, WE MUST REMAIN ATTENTIVE TO THE FED, WHICH IS LIKELY TO CONTINUE RAISING INTEREST RATES, AND TIGHTER U.S. MONETARY POLICY IS LIKELY TO CREATE TIGHTER POLICY AROUND THE GLOBE AS CENTRAL BANKS ATTEMPT TO KEEP THEIR CURRENCIES IN BALANCE AGAINST THE U.S. DOLLAR.
GOING FORWARD, WE EXPECT THE MARKETS TO REMAIN VOLATILE BUT ESSENTIALLY SOUND. THE BALANCE BETWEEN VALUE (OLD ECONOMY) AND GROWTH (NEW ECONOMY) WILL CONTINUE TO BE FOUGHT IN THE MARKETPLACE. OUR HEDGE APPROACH ALLOWS US TO PARTICIPATE IN BOTH SECTORS. WITH GOOD STOCK SELECTION WE HOPE WILL LEAD TO POSITIVE RETURNS. VALUE WHEN ACCOMPANIED BY GROWING EARNINGS PROVIDES FOR A GOOD INVESTMENT FOR NEW VISION. GROWTH WHEN ACCOMPANIED BY SENSIBLE VALUATION AND PRUDENT BUSINESS MODELS SHOULD ALSO BE POSITIVE FOR THE FUND.
APRIL  28,  2000
PORTFOLIO  STATISTICS
MARCH  31,  2000
PORTFOLIO  CHARACTERISTICS

                                                       NEW  VISION     RUSSELL
                                                       SMALL  CAP        2000
                                                         FUND           INDEX
NUMBER  OF  STOCKS                                             45        1802
MEDIAN  MARKET
CAPITALIZATION  ($BIL)                                       0.95        1.02
(BY  PORTFOLIO  WEIGHT)
PRICE/EARNINGS
RATIO                                                       37.30       35.76

EARNINGS  PER  SHARE
GROWTH                                                      25.71%     20.82%

YIELD                                                        0.40%      1.14%
(RETURN  ON  CAPITAL  INVESTMENT)
VOLATILITY  MEASURES

                                                       NEW  VISION     RUSSELL
                                                       SMALL  CAP        2000
                                                         FUND           INDEX
BETA1                                                        0.74        0.73
R-SQUARED2                                                   0.32        0.29
1MEASURE OF VOLATILITY COMPARED TO THE S&P 500 STOCK INDEX (S&P 500) BETA OF 1. THE HIGHER THE BETA, THE HIGHER THE RISK AND POTENTIAL REWARD. 2MEASURE OF CORRELATION BETWEEN THE FUND'S RETURNS AND THE OVERALL MARKET'S (S&P 500) RETURNS. AN R-SQUARED OF 0 WOULD MEAN NO CORRELATION, AN R-SQUARED OF 1 WOULD MEAN TOTAL CORRELATION.
SOURCE:  VESTEK

PORTFOLIO  OF  INVESTMENTS
MARCH  31,  2000

EQUITY  SECURITIES  -  86.2%                             SHARES         VALUE
AGRICULTURAL  PRODUCTS  -  1.7%
CORN  PRODUCTS  INTERNATIONAL,  INC.                     67,000    $1,612,187


BANKS  -  MAJOR  REGIONAL  -  3.6%
CAPITAL  CROSSING  BANK*                                125,000     1,257,813
NORTH  FORK  BANCORPORATION,  INC.                      120,000     2,145,000
                                                                    3,402,813

COMMUNICATIONS  EQUIPMENT  -  9.3%
AMERICAN  TOWER  CORP.*                                  65,000     3,209,375
NORTEL  NETWORKS  CORP.                                   8,525     1,074,150
RESEARCH  IN  MOTION,  LTD.*                             41,000     4,366,500
                                                                    8,650,025

COMPUTERS  -  HARDWARE  -  1.9%
ANCOR  COMMUNICATIONS,  INC.*                            44,000     1,809,500

COMPUTERS  -  PERIPHERALS  -  8.7%
PRINTRONIX,  INC.*                                       88,800     1,764,900
QUANTUM  CORP.  HARD  DISK  DRIVE  GROUP*               215,000     2,418,750
SBS  TECHNOLOGIES,  INC.*                                45,000     1,293,750
TRANSACT  TECHNOLOGIES,  INC.*                           20,000       181,250
ZEBRA  TECHNOLOGIES  CORP.*                              48,250     2,412,500
                                                                    8,071,150

COMPUTERS  -  SOFTWARE  &  SERVICES  -  4.7%
AFFILIATED  COMPUTER  SERVICES  INC.*                    50,000     1,900,000
BARRA,  INC.*                                             7,500       254,062
ECLIPSYS  CORP.*                                         56,575     1,096,141
HEALTH  MANAGEMENT  SYSTEMS,  INC.*                     241,000     1,159,813
                                                                    4,410,016

DISTRIBUTORS  -  FOOD  &  HEALTH  -  1.3%
VENTIV  HEALTH,  INC.*                                  117,500     1,182,344

ELECTRICAL  EQUIPMENT  -  1.6%
AUDIBLE,  INC.*                                         149,500     1,495,000

ELECTRONICS  -  INSTRUMENT  -  4.5%
LTX  CORP.*                                              92,000     4,157,250

ELECTRONICS  -  SEMICONDUCTORS  -  6.2%
S3,  INC.*                                              117,500     2,467,500
SILICON  STORAGE  TECHNOLOGY,  INC.*                     45,000     3,324,375
                                                                    5,791,875

FINANCIAL  -  DIVERSIFIED  -  2.0%
DORAL  FINANCIAL  CORP.                                 164,000     1,855,250

HEALTHCARE  -  DRUGS  -  2.1%
EMISPHERE  TECHNOLOGIES,  INC.*                          37,000     1,919,375

EQUITY  SECURITIES  -  86.2%                             SHARES         VALUE
HOMEBUILDING  -  0.1%
EXCEL  LEGACY  CORP.*                                    25,000       $84,375

INSURANCE  -  LIFE  &  HEALTH  -  3.3%
ANNUITY  AND  LIFE  REINSURANCE  (HOLDINGS),  LTD.       68,000     1,768,000
PRESIDENTIAL  LIFE  CORP.                                97,500     1,340,625
                                                                    3,108,625

INVESTMENT  MANAGEMENT  -  4.1%
INVESTORS  FINANCIAL  SERVICES  CORP.                    65,200     3,838,650

LODGING  -  HOTELS  -  0.0%
LODGIAN,  INC.*                                           4,500        16,875

MACHINERY  -  DIVERSIFIED  -  2.3%
KAYDON  CORP.                                            80,000     2,185,000
TOKHEIM  CORP.*                                             100           319
                                                                    2,185,319

MANUFACTURING  -  DIVERSIFIED  -  0.0%
LTC  HEALTHCARE,  INC.*                                   6,400         6,800

MANUFACTURING  -  SPECIALIZED  -  2.1%
ASTEC  INDUSTRIES  INC.*                                 75,500     2,005,469

PUBLISHING  -  8.6%
HOUGHTON  MIFFLIN  CO.                                   58,000     2,461,375
PENTON  MEDIA,  INC.                                    132,000     3,432,000
WILEY  (JOHN)  &  SONS                                  119,400     2,149,200
                                                                    8,042,575

RETAIL  -  DISCOUNTERS  -  1.2%
BRADLEES,  INC.*                                        185,000     1,144,687

RETAIL  -  SPECIALTY  -  0.3%
U.S.  VISION,  INC.*                                    109,700       260,537

SERVICES  -  COMMERCIAL  &  CONSUMER  -  8.9%
IRON  MOUNTAIN,  INC.*                                   65,000     2,214,062
NEW  HORIZONS  WORLDWIDE,  INC.*                        129,375     2,296,406
STARTEK,  INC.*                                          40,050     2,953,688
TELETECH  HOLDINGS,  INC.*                               24,000       828,000
                                                                    8,292,156

SERVICES  -  DATA  PROCESS  -  3.0%
NOVA  CORP.*                                             95,000     2,766,875

SPECIALTY  PRINTING  -  2.5%
CUNNINGHAM  GRAPHICS  INTERNATIONAL,  INC.*              93,000     2,293,031

TELECOMMUNICATIONS  -  LONG  DISTANCE  -  2.2%
ALASKA  COMMUNICATIONS  SYSTEMS  GROUP,  INC.*          130,000     1,576,250
NEXTLINK  COMMUNICATIONS*                                 4,000       494,750
                                                                    2,071,000

     TOTAL  EQUITY  SECURITIES  (COST  $60,303,553)               $80,473,759

PRINCIPAL
CORPORATE  OBLIGATIONS  -  0.6%                          AMOUNT         VALUE
ANGEION  CORP.,  7.50%,  4/15/03  #                  $1,000,000      $520,000

     TOTAL  CORPORATE  OBLIGATIONS  (COST  $1,000,000)                520,000

HIGH  SOCIAL  IMPACT  INVESTMENTS  -  0.3%
DORCHESTER  BAY  ECONOMIC  DEVELOPMENT  CORP.,  4.50%,  6/30/00  +  #
                                                        100,000        98,159
MERCY  LOAN  FUND,  4.50%,  1/13/01   #                 200,000       190,928

     TOTAL  HIGH  SOCIAL  IMPACT  INVESTMENTS (COST $300,000)            289,087

          TOTAL  INVESTMENTS  (COST  $61,603,553)  - 87.1%            81,282,846
          OTHER  ASSETS  AND  LIABILITIES  -  12.9%                12,029,416
          NET  ASSETS  -  100%                                    $93,312,262




*  NON  INCOME  PRODUCING.
#  THIS  SECURITY  WAS  VALUED  BY  THE  BOARD  OF  DIRECTORS.  SEE  NOTE  A.
+  RESTRICTED  SECURITIES  REPRESENT  0.3%  OF  NET  ASSETS  FOR  THE  FUND.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  ASSETS  AND  LIABILITIES
MARCH  31,  2000

ASSETS
INVESTMENTS  IN  SECURITIES,  AT  VALUE                           $81,282,846
CASH                                                               13,104,169
RECEIVABLE  FOR  SECURITIES  SOLD                                     251,037
INTEREST  AND  DIVIDENDS  RECEIVABLE                                   69,193
OTHER  ASSETS                                                          27,033
     TOTAL  ASSETS                                                 94,734,278

LIABILITIES
PAYABLE  FOR  SECURITIES  PURCHASED                                 1,203,750
PAYABLE  FOR  SHARES  REDEEMED                                         56,781
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  CO.,  INC.                    76,884
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                19,453
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                      6,075
PAYABLE  TO  CALVERT  DISTRIBUTORS,  INC.                              26,693
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                             32,380
     TOTAL  LIABILITIES                                             1,422,016
          NET  ASSETS                                             $93,312,262

NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  THE  FOLLOWING  SHARES  OF  COMMON  STOCK,
     WITH  250,000,000  SHARES  OF  $0.01  PAR  VALUE  SHARE  AUTHORIZED:
          CLASS  A:  4,000,277  SHARES  OUTSTANDING               $63,663,690
          CLASS  B:  170,858  SHARES  OUTSTANDING                   2,514,225
          CLASS  C:  468,541  SHARES  OUTSTANDING                   7,192,430
          CLASS  I:  94,907  SHARES  OUTSTANDING                    1,124,643
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                      (347,404)
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS           (514,615)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS        19,679,293

     NET  ASSETS                                                  $93,312,262

NET  ASSET  VALUE  PER  SHARE
CLASS  A:  (BASED  ON  NET  ASSETS  OF  $79,049,630)                   $19.76
CLASS  B:  (BASED  ON  NET  ASSETS  OF  $3,304,557)                    $19.34
CLASS  C:  (BASED  ON  NET  ASSETS  OF  $9,064,429)                    $19.35
CLASS  I:  (BASED  ON  NET  ASSETS  OF  $1,893,646)                    $19.95
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  MARCH  31,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     DIVIDEND  INCOME  (NET  OF FOREIGN TAXES WITHHELD OF $2,320)       $195,103
     INTEREST  INCOME                                                  86,794
          TOTAL  INVESTMENT  INCOME                                   281,897

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                        278,607
     TRANSFER  AGENCY  FEES  AND  EXPENSES                            137,966
     DISTRIBUTION  PLAN  EXPENSES:
          CLASS  A                                                     78,959
          CLASS  B                                                     10,618
          CLASS  C                                                     36,938
     TRUSTEE'S  FEES  AND  EXPENSES                                     4,121
     ADMINISTRATIVE  FEES                                              93,344
     ACCOUNTING  FEES                                                  21,887
     CUSTODIAN  FEES                                                    9,132
     REGISTRATION  FEES                                                22,685
     REPORTS  TO  SHAREHOLDERS                                         26,052
     PROFESSIONAL  FEES                                                 6,636
     MISCELLANEOUS                                                      5,384
     TOTAL  EXPENSES                                                  732,329
          REIMBURSEMENT  FROM  ADVISOR:
               CLASS  A                                              (16,234)
               CLASS  B                                                 (546)
               CLASS  C                                               (1,899)
               CLASS  I                                               (7,718)
          FEES  PAID  INDIRECTLY                                     (76,631)
               NET  EXPENSES                                          629,301

               NET  INVESTMENT  INCOME  (LOSS)                      (347,404)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                        11,824,890

CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)           16,740,060

                    NET  REALIZED  AND  UNREALIZED  GAIN
                    (LOSS)  ON  INVESTMENTS                        28,564,950

                    INCREASE  (DECREASE)  IN  NET  ASSETS
                    RESULTING  FROM  OPERATIONS                   $28,217,546


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                 SIX  MONTHS
                                                     ENDED     YEAR  ENDED
                                                    MARCH  31,   SEPTEMBER  30,
INCREASE  (DECREASE)  IN  NET  ASSETS                 2000          1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                ($347,404)     ($333,016)
     NET  REALIZED  GAIN  (LOSS)                   11,824,890     (8,698,475)
     CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                                   16,740,060      16,538,405

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS              28,217,546       7,506,914


CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  A  SHARES                         10,905,478      14,204,261
          CLASS  B  SHARES                          1,097,432       1,514,296
          CLASS  C  SHARES                          1,242,813       1,751,372
          CLASS  I  SHARES                            198,152       1,481,253
     SHARES  REDEEMED:
          CLASS  A  SHARES                         (8,821,878)   (29,811,556)
          CLASS  B  SHARES                            (91,824)      (633,676)
          CLASS  C  SHARES                         (1,182,173)    (3,093,613)
          CLASS  I  SHARES                           (246,775)      (310,855)
     TOTAL  CAPITAL  SHARE  TRANSACTIONS            3,101,225    (14,898,518)

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS       31,318,771     (7,391,604)

NET  ASSETS
BEGINNING  OF  PERIOD                              61,993,491      69,385,095
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
INCOME  (LOSS)  OF  $0 AND ($347,404), RESPECTIVELY) $93,312,262     $61,993,491



CAPITAL  SHARE  ACTIVITY
SHARES  SOLD:
     CLASS  A  SHARES                                 566,519       1,108,786
     CLASS  B  SHARES                                  61,743         117,732
     CLASS  C  SHARES                                  55,586         115,503
     CLASS  I  SHARES                                   9,746         120,487
SHARES  REDEEMED:
     CLASS  A  SHARES                                (491,759)    (2,312,642)
     CLASS  B  SHARES                                  (4,085)       (48,067)
     CLASS  C  SHARES                                 (55,505)      (241,125)
     CLASS  I  SHARES                                 (11,660)       (23,666)
TOTAL  CAPITAL  SHARE  ACTIVITY                       130,585     (1,162,992)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALVERT NEW VISION SMALL CAP FUND (THE "FUND"), A SERIES OF THE CALVERT FUND, IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATION OF EACH SERIES IS ACCOUNTED FOR SEPARATELY. THE FUND OFFERS FOUR CLASSES OF SHARES OF
BENEFICIAL INTEREST. CLASS A SHARES ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 4.75%. CLASS B SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE AT THE TIME OF REDEMPTION, DEPENDING ON HOW LONG YOU HAVE OWNED THE SHARES. CLASS C SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE. WITH CERTAIN EXCEPTIONS, THE FUND WILL IMPOSE A DEFERRED SALES CHARGE ON SHARES SOLD WITHIN ONE YEAR. CLASS B AND CLASS C SHARES HAVE HIGHER LEVEL OF EXPENSES THAN CLASS A SHARES. CLASS I SHARES REQUIRE A MINIMUM ACCOUNT BALANCE OF $1,000,000. CLASS I SHARES HAVE NO FRONT-END OR DEFERRED SALES CHARGE. EACH CLASS HAS DIFFERENT: (A) DIVIDEND RATES, DUE TO DIFFERENCE IN DISTRIBUTION PLAN EXPENSES AND OTHER CLASS SPECIFIC EXPENSES, (B) EXCHANGE PRIVILEGES AND (C) CLASS SPECIFIC VOTING RIGHTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS UNAVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. THE FUND MAY INVEST IN SECURITIES WHOSE RESALE IS SUBJECT TO RESTRICTIONS. INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.
IN DETERMINING FAIR VALUE, THE BOARD CONSIDERS ALL RELEVANT QUALITATIVE AND QUANTITATIVE INFORMATION AVAILABLE. THESE FACTORS ARE SUBJECT TO CHANGE OVER TIME AND ARE REVIEWED PERIODICALLY. THE VALUES ASSIGNED TO FAIR VALUE INVESTMENTS ARE BASED ON AVAILABLE INFORMATION AND DO NOT NECESSARILY REPRESENT AMOUNTS THAT MIGHT ULTIMATELY BE REALIZED, SINCE SUCH AMOUNTS DEPEND ON FUTURE DEVELOPMENTS INHERENT IN LONG-TERM INVESTMENTS. FURTHER, BECAUSE OF THE INHERENT UNCERTAINTY OF VALUATION, THOSE ESTIMATED VALUES MAY DIFFER SIGNIFICANTLY FROM THE VALUES THAT WOULD HAVE BEEN USED HAD A READY MARKET OF THE INVESTMENTS EXISTED, AND THE DIFFERENCES COULD BE MATERIAL.
AT MARCH 31, 2000, $809,807, OR 0.9% OF NET ASSETS, WERE VALUED BY THE BOARD OF TRUSTEES.
REPURCHASE  AGREEMENTS:  THE  FUND  MAY  ENTER  INTO  REPURCHASE AGREEMENTS WITH
RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
OPTIONS: THE FUND MAY WRITE OR PURCHASE OPTION SECURITIES. THE OPTION PREMIUM IS THE BASIS FOR RECOGNITION OF UNREALIZED OR REALIZED GAIN OR LOSS ON THE OPTION. THE COST OF SECU-

RITIES ACQUIRED OR THE PROCEEDS FROM SECURITIES SOLD THROUGH THE EXERCISE OF THE OPTION IS ADJUSTED BY THE AMOUNT OF THE PREMIUM. RISKS FROM WRITING OR
PURCHASING OPTION SECURITIES ARISE FROM POSSIBLE ILLIQUIDITY OF THE OPTIONS MARKET AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES. THE RISK ASSOCIATED WITH PURCHASING OPTIONS IS LIMITED TO THE PREMIUM ORIGINALLY PAID.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE
RECORDED ON AN ACCRUAL BASIS. INVESTMENT INCOME AND REALIZED AND UNREALIZED GAINS AND LOSSES ARE ALLOCATED TO SEPARATE CLASSES OF SHARES BASED UPON THE RELATIVE NET ASSETS OF EACH CLASS. EXPENSES ARISING IN CONNECTION WITH A CLASS ARE CHARGED DIRECTLY TO THAT CLASS. EXPENSES COMMON TO THE CLASSES ARE ALLOCATED TO EACH CLASS IN PROPORTION TO THEIR RELATIVE NET ASSETS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.

NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED TRUSTEES OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON AN ANNUAL RATE OF
 .75%  BASED  ON  THE  FUND'S  AVERAGE  DAILY  NET  ASSETS.
THE ADVISOR CONTRACTUALLY REIMBURSED THE FUND FOR EXPENSES OF $26,397. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .25% FOR CLASS A, CLASS B, AND CLASS C SHARES AND .10% FOR CLASS I SHARES BASED ON THEIR AVERAGE DAILY NET ASSETS.
CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS A, CLASS B AND CLASS C SHARES, ALLOW THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED .25%, 1.00% AND 1.00% ANNUALLY OF AVERAGE DAILY NET ASSETS OF EACH CLASS A, CLASS B AND CLASS C, RESPECTIVELY. CLASS I DOES NOT HAVE DISTRIBUTION PLAN EXPENSES.
THE DISTRIBUTOR RECEIVED $15,204 AS ITS PORTION OF THE COMMISSIONS CHARGED ON SALES OF THE FUND'S SHARES.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED FEES OF $33,934 FOR THE PERIOD ENDED MARCH 31, 2000. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
THE CALVERT SOCIAL INVESTMENT FOUNDATION ("CSI FOUNDATION") PROVIDES CERTAIN ADMINISTRATIVE SERVICES TO THE FUND. THESE SERVICES INCLUDE A DUE DILIGENCE REVIEW FOR EACH POTENTIAL ORGANIZATION WHICH IS BEING CONSIDERED FOR A HIGH SOCIAL IMPACT INVESTMENT ("HSI INVESTMENT"). THE SERVICES ALSO INCLUDE AN ANNUAL REVIEW THEREAFTER, INVESTMENT MONITORING, QUARTERLY REPORTING TO THE FUND BOARD, NOTIFICATION OF ANY EVENT OF INFORMATION THAT MAY AFFECT THE VALUE OF AN INVESTMENT, AND OTHER INCIDENTAL SERVICES. FOR PROVIDING SUCH SERVICES, THE CSI FOUNDATION RECEIVES AN ANNUAL FEE, PAID QUARTERLY OF 1.00% OF THE FUND'S AVERAGE DAILY NET ASSETS INVESTED IN HSI INVESTMENTS.
EACH TRUSTEE OF THE FUND WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $20,500 PLUS $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEES FEES ARE ALLOCATED TO EACH OF THE FUNDS IN THE SERIES SERVED. NOTE C - INVESTMENT ACTIVITY
DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $33,332,967 AND $40,779,609, RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT MARCH 31, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET CAPITAL LOSS CARRYFORWARDS, FOR FEDERAL INCOME TAX PURPOSE, OF $4,452,914 AT SEPTEMBER 30, 1999 MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAIN UNTIL EXPIRATION THROUGH SEPTEMBER 30, 2007. NET UNREALIZED

DEPRECIATION AGGREGATED $19,679,293, OF WHICH $25,516,848 RELATED TO APPRECIATED SECURITIES AND $5,837,555 RELATED TO DEPRECIATED SECURITIES.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT MARCH 31, 2000.

FINANCIAL  HIGHLIGHTS

                                                        PERIODS  ENDED
                                                   MARCH  31,    SEPTEMBER  30,
CLASS  A  SHARES                                      2000         1999
NET  ASSET  VALUE,  BEGINNING                         $13.49           $12.04
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                    (.07)           (.05)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       6.34             1.50
          TOTAL  FROM  INVESTMENT  OPERATIONS           6.27             1.45
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      6.27             1.45
NET  ASSET  VALUE,  ENDING                            $19.76           $13.49
TOTAL  RETURN*                                         46.48%          12.04%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                   (.83%)  (A)      (.39%)
     TOTAL  EXPENSES                                    1.84%  (A)       1.96%
     EXPENSES  BEFORE  OFFSETS                          1.79%  (A)       1.93%
     NET  EXPENSES                                      1.59%  (A)       1.66%
PORTFOLIO  TURNOVER                                       49%             68%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                $79,050          $52,961

                                                     PERIODS  ENDED
                                              SEPTEMBER  30,   SEPTEMBER  30,
CLASS  A  SHARES                                 1998                   1997^
NET  ASSET  VALUE,  BEGINNING                         $15.65           $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                    (.02)           (.05)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)      (3.55)             .70
          TOTAL  FROM  INVESTMENT  OPERATIONS          (3.57)             .65
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN                                (.04)               -
          TOTAL  DISTRIBUTIONS                          (.04)               -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE     (3.61)             .65
NET  ASSET  VALUE,  ENDING                            $12.04           $15.65
TOTAL  RETURN*                                       (22.86%)           4.33%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                   (.17%)      (.71%)  (A)
     TOTAL  EXPENSES                                   1.88%        4.72%  (A)
     EXPENSES  BEFORE  OFFSETS                         1.82%        1.36%  (A)
     NET  EXPENSES                                     1.71%         .90%  (A)
PORTFOLIO  TURNOVER                                      68%             196%
NET  ASSETS,  ENDING  (IN  THOUSANDS)               $61,765            $3,260

FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                    MARCH  31,   SEPTEMBER  30,   SEPTEMBER  30,
CLASS  B  SHARES                       2000        1999                 1998#
NET  ASSET  VALUE,  BEGINNING          $13.29          $12.01          $16.18
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)     (.13)           (.15)          (.05)
 NET  REALIZED  AND  UNREALIZED GAIN (LOSS) 6.18            1.43          (4.12)
      TOTAL  FROM  INVESTMENT  OPERATIONS   6.05            1.28          (4.17)
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE
                                         6.05            1.28          (4.17)
NET  ASSET  VALUE,  ENDING             $19.34          $13.29          $12.01

TOTAL  RETURN*                          45.56%          10.66%       (25.77%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)     (2.04%)  (A)     (1.68%)   (1.39%)  (A)
     TOTAL  EXPENSES                      3.12%  (A)      3.87%      7.68%  (A)
     EXPENSES  BEFORE  OFFSETS            3.07%  (A)     3.33%       3.40%  (A)
     NET  EXPENSES                        2.77%  (A)     2.93%       2.99%  (A)
PORTFOLIO  TURNOVER                         49%           68%             68%
NET  ASSETS,  ENDING  (IN  THOUSANDS)   $3,305        $1,504             $523

FINANCIAL  HIGHLIGHTS

                                                       PERIODS  ENDED
                                                   MARCH  31,  SEPTEMBER  30,
CLASS  C  SHARES                                      2000          1999
NET  ASSET  VALUE,  BEGINNING                          $13.27          $11.95
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                     (.14)          (.22)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)        6.22            1.54
          TOTAL  FROM  INVESTMENT  OPERATIONS            6.08            1.32
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE       6.08            1.32
NET  ASSET  VALUE,  ENDING                             $19.35          $13.27

TOTAL  RETURN*                                          45.85%         11.05%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                  (1.72%)  (A)     (1.27%)
     TOTAL  EXPENSES                                   2.75%  (A)        2.87%
     EXPENSES  BEFORE  OFFSETS                         2.69%  (A)        2.84%
     NET  EXPENSES                                     2.45%  (A)        2.53%
PORTFOLIO  TURNOVER                                      49%              68%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                $9,064            $6,215



                                                     PERIODS  ENDED
                                               SEPTEMBER  30,  SEPTEMBER  30,
CLASS  C  SHARES                                    1998           1997^
NET  ASSET  VALUE,  BEGINNING                          $15.62          $15.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                     (.15)          (.10)
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)       (3.48)            .72
          TOTAL  FROM  INVESTMENT  OPERATIONS           (3.63)            .62
DISTRIBUTIONS  FROM
     NET  REALIZED  GAIN                                 (.04)              -
          TOTAL  DISTRIBUTIONS                           (.04)              -
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE      (3.67)            .62
NET  ASSET  VALUE,  ENDING                             $11.95          $15.62

TOTAL  RETURN*                                         (23.31%)         4.13%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                    (1.15%)     (.95%)(A)
     TOTAL  EXPENSES                                     2.94%      10.91%(A)
     EXPENSES  BEFORE  OFFSETS                           2.78%       1.47%(A)
     NET  EXPENSES                                       2.64%       1.15%(A)
PORTFOLIO  TURNOVER                                        68%           196%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  $7,097            $318

FINANCIAL  HIGHLIGHTS

                                                       PERIODS  ENDED
                                                    MARCH  31,   SEPTEMBER  30,
CLASS  I  SHARES                                      2000          1999^^
NET  ASSET  VALUE,  BEGINNING                          $13.57          $12.20
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME  (LOSS)                     (.01)            .03
     NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)        6.39            1.34
          TOTAL  FROM  INVESTMENT  OPERATIONS            6.38            1.37
TOTAL  INCREASE  (DECREASE)  IN  NET  ASSET  VALUE       6.38            1.37
NET  ASSET  VALUE,  ENDING                             $19.95          $13.57

TOTAL  RETURN*                                          47.02%         11.23%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME  (LOSS)                     (.08%)  (A)  .36%  (A)
     TOTAL  EXPENSES                                     1.91%  (A)  1.87%  (A)
     EXPENSES  BEFORE  OFFSETS                            .96%  (A)   .93%  (A)
     NET  EXPENSES                                        .82%  (A)   .82%  (A)
PORTFOLIO  TURNOVER                                        49%            68%
NET  ASSETS,  ENDING  (IN  THOUSANDS)                  $1,894          $1,314

(A)  ANNUALIZED
* TOTAL RETURN DOES NOT REFLECT DEDUCTION OF ANY FRONT-END OR DEFERRED SALES CHARGE.
^     FROM  JANUARY  31,  1997  INCEPTION.
#     FROM  APRIL  1,  1998  INCEPTION.
^^     FROM  MARCH  1,  1999  INCEPTION.

THIS  PAGE  INTENTIONALLY  LEFT  BLANK

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TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND







     PRINTED  ON  RECYCLED  PAPER
     USING  SOY-BASED  INKS

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